CONDENSED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended		12 Months Ended
	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Operating costs	$ 5,288	$ 1,684,534	$ 3,413	$ 3,176,907
Transaction costs				2,536,382
Loss from operations	(5,288)	(1,684,534)	(3,413)	(5,713,289)
Other income/(expense):
Change in fair value of warrant liabilities		(16,517,333)		(23,473,333)
Interest earned on investments held in Trust Account		67,456		306,930
Net loss	$ (5,288)	(18,134,411)	$ (3,413)	(28,879,692)
Class A common stock
Other income/(expense):
Interest earned on investments held in Trust Account		$ 67,456		$ 306,930
Basic and diluted net income (loss) per share		$ 0.00		$ 0.00
Class B common stock
Other income/(expense):
Basic and diluted net income (loss) per share	$ (5,288)	$ (1.06)		$ (1.69)
Class A Redeemable Ordinary Shares
Other income/(expense):
Weighted average shares outstanding		69,000,000		69,000,000
Class B Non-redeemable Ordinary Shares
Other income/(expense):
Weighted average shares outstanding	1	17,250,000	15,000,000	17,250,000